Ordinary Shares	12 Months Ended
Dec. 31, 2018
Ordinary Shares [Abstract]
Ordinary Shares
14. Ordinary Shares

In November 2015, the Board of Directors of approved the Company to repurchase up to US$10,000 worth of its own outstanding American depositary shares over the course of the next 12 months from November 2015. The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Board of Directors of the Company reviewed the share repurchase program periodically, and authorized adjustment of its terms and size. The Company funded repurchases made under this program from its available cash balance. For the years ended December 31, 2016, the Company repurchased 3,603,642 Class A ordinary shares from the open market, respectively.

Upon the follow-on public offering in December 2016, the Company issued 9,000,000 Class A ordinary shares.

For the years ended December 31, 2018 and 2017, 6,423,214 and 6,713,415 share options were exercised to Class A ordinary shares.